MERRILL LYNCH
HEALTHCARE
FUND, INC.



FUND LOGO



Quarterly Report

July 31, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.





Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper.




MERRILL LYNCH HEALTH CARE FUND, INC.



Officers and
Directors

Terry K. Glenn, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Arthur Zeikel, Director
Edward D. Zinbarg, Director
Robert C. Doll, Senior Vice President
Jordan C. Schreiber, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary


Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




Merrill Lynch Healthcare Fund, Inc., July 31, 1999


DEAR SHAREHOLDER


For the three-month period ended July 31, 1999, Merrill Lynch
Healthcare Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +5.49%, +5.25%, +5.01% and +5.19%, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Investor Interest Shifts to
Cyclical Issues
The Fund's performance during the July quarter reflects in large part the greater-than-expected strength of the US economy during the period. Investors remained concerned that the robust economic activity would rekindle inflation and lead to further interest rate increases. Accordingly, investor interest shifted away from steady earnings growth companies such as large-capitalization pharmaceutical stocks to cyclical issues. In an inflationary environment, pharmaceutical companies have much less flexibility in raising prices than do companies with commodity-based products. In addition, valuations for US pharmaceutical issues were at historically high levels, unlike undervalued cyclical issues.

Pharmaceutical issues in Europe also faced the same shift in investor sentiment toward more cyclical issues. A bright spot in the US healthcare sector during the July quarter was an improvement in the outlook for health maintenance organizations (HMOs), as premium increases were successfully instituted.

A negative factor impacting US pharmaceutical stock performance during the July quarter was the relative lack of pending important new drug introductions. In recent years, the Food & Drug Administration (FDA) has been so expeditious in approving new pharmaceuticals for the market that few "blockbuster" drugs are in late phases of the approval process. Finally, the political environment was a drag on US pharmaceutical stock performance during the July quarter. With the proposed restructuring of Medicare and provision of drug benefits to the elderly--and the importance of this issue in the 2000 presidential election--it seems likely that the political climate for pharmaceutical companies may remain difficult into 2001.

Over the course of the July quarter, we maintained a balance of assets in the portfolio with large-capitalization US pharmaceutical stocks representing about one-half of the Fund's holdings as a percent of market value. Mid-capitalization companies in the medical specialties area comprise a meaningful investment position. Many companies in this healthcare niche focus on treatment of hearing and vision problems, and include such Fund investments as Bausch & Lomb Incorporated and VISX, Incorporated. Bausch & Lomb Incorporated has completed a series of acquisitions and divestitures. The company is now almost exclusively positioned in the ophthalmology field. VISX, Incorporated, a large Fund holding, continues to be a market share leader in the field of corrective vision laser surgery. The present growth rate of procedures in this area exceeds 100%. Another large Fund holding is QLT PhotoTherapeutics Inc., a Canadian biotechnology company. This company discovered and developed a laser-photo-chemical procedure that in clinical studies halted the progression of a form of macular degeneration in about half the patients. This condition is a leading cause of blindness. Regulatory approval in the United States is expected in the next six months.

Despite the near-term difficulties faced by the US healthcare sector, we continue to view the long-term outlook positively. Demographic trends favor increased healthcare expenditures, with the elderly making up a growing percentage of the population in the industrial world. Exciting new technologies and products are in development, which we expect will come to market in the future. Dramatic scientific advances and breakthroughs have always been the hallmarks of the healthcare sector, and we expect that areas such as genomics and biotechnology will be sources for similar advances in the years ahead.

In Conclusion
We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Jordan C. Schreiber)
Jordan C. Schreiber
Senior Vice President and Portfolio Manager




August 31, 1999





Merrill Lynch Healthcare Fund, Inc., July 31, 1999


PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return+++


                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                        +14.80%        + 8.77%
Five Years Ended 6/30/99                  +24.44         +23.10
2/01/90++ through 6/30/99                 +15.40         +14.74
Ten Years Ended 6/30/99                   +15.58         +14.96

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/99                        +13.70%        + 9.88%
Five Years Ended 6/30/99                  +23.21         +23.21
2/01/90++ through 6/30/99                 +14.22         +14.22
Ten Years Ended 6/30/99                   +14.40         +14.40

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

Year Ended 6/30/99                        +13.49%        +12.53%
Inception (10/21/94) through 6/30/99      +22.55         +22.55

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
Class D Shares*                        Sales Charge    Sales Charge**

Year Ended 6/30/99                        +14.60%        + 8.58%
Inception (10/21/94) through 6/30/99      +22.96         +21.56

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results+++
                                                                                             Ten Years/
                                                       12 Month           3 Month         Since Inception
                                                     Total Return       Total Return        Total Return
ML Healthcare Fund, Inc.--Class A Shares*               +16.52%             +5.49%            +307.85%
ML Healthcare Fund, Inc.--Class B Shares*               +15.24              +5.25             +267.94
ML Healthcare Fund, Inc.--Class C Shares*               +15.22              +5.01             +166.72
ML Healthcare Fund, Inc.--Class D Shares*               +16.06              +5.19             +170.81

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten year/since inception periods areten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.


+++Important Note:
   Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 4 and 5 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, include only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


Performance
Results
                                                    2/01/90 to 7/31/99
                                                      Total Return++

ML Healthcare Fund, Inc. Class A Shares                  +436.06%
ML Healthcare Fund, Inc. Class B Shares                  +397.63

[FN]
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio. Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.


Average Annual
Total Return

                                     % Return Without % Return With
Class A Shares*                        Sales Charge    Sales Charge**

2/01/90++ through 6/30/99                 +19.16%        +18.48%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.


                                        % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

2/01/90++ through 6/30/99                 +18.24%        +18.24%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, compu-tations are based upon management's estimates of the healthcare portfolio.


Merrill Lynch Healthcare Fund, Inc., July 31, 1999

SCHEDULE OF INVESTMENTS
NORTH                                     Shares                                                                  Percent of
AMERICA        Industries                  Held             Investments                   Cost          Value     Net Assets
Canada         Medical Specialties       150,000     QLT PhotoTherapeutics Inc.       $  4,002,237     $  9,626,284    1.9%
                                         225,000     QLT PhotoTherapeutics Inc.
                                                     (US Registered Shares)              8,554,357       14,301,563    2.7

                                                     Investments in Canada              12,556,594       23,927,847    4.6

United States  Biotechnology             200,000     Abgenix, Inc                        2,661,875        4,587,500    0.9
                                         100,000     Amgen Inc.                          3,839,065        7,687,500    1.5
                                         200,000     Aphton Corporation                  3,874,626        2,725,000    0.5
                                          15,000     Aurora Biosciences Corporation        112,500          121,875    0.0
                                          40,000     COR Therapeutics, Inc.                445,000          797,500    0.2
                                         395,000     Cell Genesys, Inc.                  2,634,852        2,197,187    0.4
                                         350,000     Coulter Pharmaceutical, Inc.        6,187,874        8,684,375    1.7
                                         350,000     Emisphere Technologies, Inc.        5,741,333        2,646,875    0.5
                                          50,000     Enzon, Inc.                           792,687        1,203,125    0.2
                                          41,100     Genentech, Inc.                     3,986,700        5,836,200    1.1
                                          90,000     IDEC Pharmaceuticals Corporation    2,949,064        8,915,625    1.7
                                          40,000     Immunex Corporation                 1,421,608        4,495,000    0.9
                                          15,000     MedImmune, Inc.                       379,687        1,195,313    0.2
                                          40,000     PathoGenesis Corporation              534,480          552,500    0.1
                                          30,000     Protein Design Labs, Inc.             923,125          795,000    0.1
                                          80,000     Trimeris, Inc.                        940,000        1,335,000    0.3
                                                                                      ------------     ------------  ------
                                                                                        37,424,476       53,775,575   10.3

               Health Care Cost          200,000     Aetna Inc.                         18,529,399       16,400,000    3.2
               Containment               700,000     AmeriSource Health Corporation
                                                     (Class A)                          19,127,940       19,600,000    3.8
                                          70,000     Bergen Brunswig Corporation
                                                     (Class A)                           1,613,465        1,120,000    0.2
                                         150,000     CIGNA Corporation                  14,403,140       13,228,125    2.5
                                         367,000     Cardinal Health, Inc.              14,281,873       25,047,750    4.8
                                         160,000     CareMatrix Corporation              3,232,964        1,730,000    0.3
                                         300,000     Columbia/HCA Healthcare
                                                     Corporation                         6,699,817        6,675,000    1.3
                                          50,000     Foundation Health Systems, Inc.
                                                     (Class A)                             583,337          759,375    0.1
                                         300,000     HEALTHSOUTH Corporation             4,422,000        3,675,000    0.7
                                          70,000     McKesson HBOC, Inc.                 5,722,122        2,174,375    0.4
                                          60,000     Omnicare, Inc.                      1,371,725          645,000    0.1
                                          30,000     Sunrise Assisted Living, Inc.       1,021,875          903,750    0.2
                                          63,900     United Wisconson Services, Inc.       544,946          539,156    0.1
                                                                                      ------------     ------------  ------
                                                                                        91,554,603       92,497,531   17.7

               Healthcare--               60,000     CareInsite, Inc.                    1,080,000        2,580,000    0.5
               Information               100,000     Cerner Corporation                  1,788,711        1,662,500    0.3
                                         125,000     Express Scripts, Inc. (Class A)     7,625,000        8,703,125    1.7
                                          65,100     Gartner Group, Inc. (Class B)       1,412,477        1,407,788    0.3
                                          40,000     Healtheon Corporation               2,363,124        2,010,000    0.4
                                         500,000     IMS Health Incorporated            12,756,266       13,937,500    2.6
                                         150,000     Medical Manager Corporation         9,780,769        9,515,625    1.8
                                          30,000     ProVantage Health Services, Inc.      540,000          555,000    0.1
                                                                                      ------------     ------------  ------
                                                                                        37,346,347       40,371,538    7.7

               Medical Specialties       285,000     Bausch & Lomb Incorporated         16,671,015       20,466,562    3.9
                                         400,000     Becton, Dickinson and Company      13,692,206       10,975,000    2.1
                                         100,000     ILEX Oncology, Inc.                 1,021,248        1,250,000    0.2
                                         100,000     Laser Vision Centers, Inc.          5,350,237        6,237,500    1.2
                                         200,000     Martek Biosciences Corporation      2,093,747        1,987,500    0.4
                                          50,000     Ocular Sciences, Inc.               1,195,835          975,000    0.2
                                         120,000     Serologicals Corporation            1,911,250          892,500    0.2
                                         120,005     Summit Technology, Inc.             1,891,368        2,865,119    0.6
                                         200,000     Syncor International Corporation    5,827,844        5,925,000    1.1
                                         100,000     TLC The Laser Center Inc.           4,685,782        3,637,500    0.7
                                         335,000     VISX, Incorporated                  4,526,132       33,876,875    6.5
                                                                                      ------------     ------------  ------
                                                                                        58,866,664       89,088,556   17.1

               Medical Technology        125,000     Boston Scientific Corporation       4,352,940        5,070,312    1.0
                                         250,000     C.R. Bard, Inc.                    10,401,604       12,156,250    2.3
                                         100,000     Datascope Corp.                     2,706,380        3,437,500    0.7
                                         150,000     Guidant Corporation                 4,027,090        8,784,375    1.7
                                         140,000     Medtronic, Inc.                     5,320,616       10,088,750    1.9
                                          50,000     Novoste Corporation                   815,589        1,143,750    0.2
                                          80,000     Stryker Corporation                 2,930,424        4,880,000    0.9
                                                                                      ------------     ------------  ------
                                                                                        30,554,643       45,560,937    8.7

               Pharmaceutical--          150,000     Bristol-Myers Squibb Company        8,874,250        9,975,000    1.9
               Consumer                  200,000     Warner-Lambert Company             12,701,894       13,200,000    2.5
                                                                                      ------------     ------------  ------
                                                                                        21,576,144       23,175,000    4.4

               Pharmaceutical--          200,000     American Home Products
               Diversified                           Corporation                        10,961,373       10,200,000    2.0
                                           7,500     Dura Pharmaceuticals, Inc.            105,000           77,812    0.0
                                          80,000     Monsanto Company                    3,294,546        3,130,000    0.6
                                         100,000     Schering-Plough Corporation         4,401,678        4,900,000    0.9
                                                                                      ------------     ------------  ------
                                                                                        18,762,597       18,307,812    3.5

               Pharmaceutical--          300,000     ALZA Corporation                   13,968,827       14,587,500    2.8
               Prescription              100,000     Eli Lilly and Company               6,937,250        6,562,500    1.2
                                         250,000     Forest Laboratories, Inc.          10,123,659       12,812,500    2.5
                                          40,000     Geltex Pharmaceuticals, Inc.          683,594          562,500    0.1
                                          60,000     Merck & Co., Inc.                   3,964,925        4,061,250    0.8
                                         120,000     Pfizer Inc.                         4,983,276        4,072,500    0.8
                                         400,000     SangStat Medical Corporation       10,407,147        7,400,000    1.4
                                         140,000     Sepracor Inc.                       8,189,932       10,272,500    2.0
                                                                                      ------------     ------------  ------
                                                                                        59,258,610       60,331,250   11.6

                                                     Investments in the
                                                     United States                     355,344,084      423,108,199   81.0

                                                     Total Investments in
                                                     North America                     367,900,678      447,036,046   85.6



Merrill Lynch Healthcare Fund, Inc., July 31, 1999

SCHEDULE OF INVESTMENTS (concluded)
PACIFIC                                   Shares                                                                 Percent of
BASIN/ASIA     Industries                  Held            Investments                     Cost         Value    Net Assets
Japan          Pharmaceutical--          100,000     Fujisawa Pharmacturical
                                                     Co., Ltd.                        $  1,762,001     $  1,887,204    0.4%
               Prescription               50,000     Yamanouchi Pharmaceutical
                                                     Co., Ltd.                           1,696,178        2,314,331    0.4

                                                     Total Investments in the
                                                     Pacific Basin/Asia                  3,458,179        4,201,535    0.8

Western
Europe

Denmark        Medical Specialties        50,000     William Demant A/S                  3,466,839        4,238,201    0.8
                                                     Investments in Denmark              3,466,839        4,238,201    0.8

France         Pharmaceutical--          100,000     Sanofi-Synthelabo SA                4,363,543        4,158,504    0.8
               Prescription

                                                     Investments in France               4,363,543        4,158,504    0.8

Germany        Medical Specialties        50,000     Fresenius Medical Care AG (ADR)*    1,012,168        1,193,750    0.2

                                                     Investments in Germany              1,012,168        1,193,750    0.2

Ireland        Pharmaceutical--          100,000     Elan Corporation PLC (ADR)*         3,504,440        2,906,250    0.6
               Prescription

                                                     Investments in Ireland              3,504,440        2,906,250    0.6

Switzerland    Pharmaceutical--              300     Roche Holding AG                    3,361,465        3,317,462    0.6
               Diversified

                                                     Investments in Switzerland          3,361,465        3,317,462    0.6

United         Medical Specialties       600,000     SkyePharma PLC                        756,303          505,440    0.1
Kingdom

               Pharmaceutical--          555,000     Shire Pharmaceuticals Group PLC     3,429,119        4,558,437    0.9
               Diversified               551,662     SmithKline Beecham PLC              7,074,488        6,792,059    1.3
                                                                                      ------------     ------------  ------
                                                                                        10,503,607       11,350,496    2.2

               Pharmaceutical--           50,000     AstraZeneca Group PLC               2,314,452        1,859,760    0.4
               Prescription              123,547     Glaxo Wellcome PLC                  3,766,039        3,186,327    0.6
                                                                                      ------------     ------------  ------
                                                                                         6,080,491        5,046,087    1.0

                                                     Investments in the
                                                     United Kingdom                     17,340,401       16,902,023    3.3

                                                     Total Investments in
                                                     Western Europe                     33,048,856       32,716,190    6.3

SHORT-TERM                               Face
SECURITIES                              Amount

               Commercial                            General Electric Capital Corp.:
               Paper**               $12,547,000       5.13% due 8/02/1999              12,543,424       12,543,424    2.4
                                      10,000,000       5.07% due 8/09/1999               9,987,325        9,987,325    1.9

                                                     Total Investments in
                                                     Short-Term Securities              22,530,749       22,530,749    4.3

               Total Investments                                                      $426,938,462      506,484,520   97.0
                                                                                      ============
               Other Assets Less Liabilities                                                             15,597,148    3.0
                                                                                                       ------------  ------
               Net Assets                                                                              $522,081,668  100.0%
                                                                                                       ============  ======

               Net Asset Value:      Class A--Based on net assets of $182,725,032 and 31,802,390
                                              shares outstanding                                       $       5.75
                                                                                                       ============
                                     Class B--Based on net assets of $259,048,035 and 56,341,588
                                              shares outstanding                                       $       4.60
                                                                                                       ============
                                     Class C--Based on net assets of $33,806,118 and 7,345,446
                                              shares outstanding                                       $       4.60
                                                                                                       ============
                                     Class D--Based on net assets of $46,502,483 and 8,509,609
                                              shares outstanding                                       $       5.46
                                                                                                       ============

              *American Depositary Receipts (ADR).
             **Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the
               Company.




Merrill Lynch Healthcare Fund, Inc., July 31, 1999


PORTFOLIO CHANGES

For the Quarter Ended July 31, 1999

Additions

*Ares--Serono Group
 CIGNA Corporation
 CareInsite, Inc.
 Cerner Corporation
*Chemdex Corporation
*Drugstore.com Inc.
 Express Scripts, Inc. (Class A)
 Gartner Group, Inc. (Class B)
 Healtheon Corporation
 Laser Vision Centers, Inc.
*LifePoint Hospitals, Inc.
 Martek Biosciences Corporation
 Omnicare, Inc.
 PathoGenesis Corporation
 ProVantage Health Services, Inc.
 Sunrise Assisted Living, Inc.
 TLC The Laser Center Inc.
*Triad Hospitals, Inc.
 Trimeris, Inc.


Deletions

*Ares--Serono Group
 Centocor, Inc.
*Chemdex Corporation
*Drugstore.com Inc.
*LifePoint Hospitals, Inc.
 Medaphis Corporation
 Novartis AG (Registered Shares)
 OXiGENE, Inc.
 Orion-Yhtyma OY 'B'
 Pharmacia & Upjohn, Inc.
 Synetic, Inc.
 Total Renal Care Holdings, Inc.
*Triad Hospitals, Inc.
 U.S. Bioscience, Inc.
 Vertex Pharmaceuticals Incorporated

[FN]
*Added and deleted in the same quarter.


PORTFOLIO INFORMATION


Worldwide
Investments
As of 7/31/99


Ten Largest Holdings             Percent of
Represented in the Portfolio     Net Assets

VISX, Incorporated                  6.5%
Cardinal Health, Inc.               4.8
QLT PhotoTherapeutics Inc.*         4.5
Bausch & Lomb Incorporated          3.9
AmeriSource Health Corporation
   (Class A)                        3.8
Aetna Inc.                          3.2
ALZA Corporation                    2.8
IMS Health Incorporated             2.6
CIGNA Corporation                   2.5
Warner-Lambert Company              2.5

[FN]
*Includes combined holdings.


Breakdown of Securities          Percent of
By Country                       Net Assets

United States*                     81.0%
Canada                              4.6
United Kingdom                      3.3
Denmark                             0.8
Japan                               0.8
France                              0.8
Switzerland                         0.6
Ireland                             0.6
Germany                             0.2

[FN]
*Excludes short-term investments.


Industries Represented          Percent of
In the Portfolio                Net Assets

Medical Specialties                22.8%
Health Care Cost Containment       17.7
Pharmaceutical--Prescription       14.8
Biotechnology                      10.3
Medical Technology                  8.7
Healthcare--Information             7.7
Pharmaceutical--Diversified         6.3
Pharmaceutical--Consumer            4.4